Bank borrowings - (Tables)	12 Months Ended
Dec. 31, 2025
Bank borrowings
Schedule of non-current and current bank borrowings

	2025
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	121,151	19,000	14,019	33,019
Borrowings from receivable factoring facility (Note 9)	70,500	—	36,856	36,856
Other loans	—	41,136	29,001	70,137
Total		60,136	79,876	140,012

	2024
		Non-Current	Current
	Limit	Amount	Amount	Total
	US$'000	US$'000	US$'000	US$'000
Borrowings carried at amortized cost:
Credit facilities	100,000	—	—	—
Borrowings from receivable factoring facility (Note 9)	62,334	—	35,059	35,059
Other loans	—	13,911	8,192	22,103
Total		13,911	43,251	57,162

Schedule of non-current and current bank borrowings by currency

	2025
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	32,230	—	32,230
Borrowings in EUR	27,906	62,266	90,172
Borrowings in other currencies	—	17,610	17,610
Total	60,136	79,876	140,012

	2024
	Non-Current	Current
	Principal	Principal
	Amount	Amount	Total
	US$'000	US$'000	US$'000
Borrowings in USD	13,230	18	13,248
Borrowings in EUR	681	43,233	43,914
Total	13,911	43,251	57,162

Schedule of non-current bank borrowings by maturity

	2025
	2026	2027	2029	2030	2031	2032	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Credit facilities	14,019	19,000	—	—	—	—	33,019
Borrowings from supplier factoring facility	36,856	—	—	—	—	—	36,856
Other loans	29,001	—	13,230	3,231	21,150	3,525	70,137
Total	79,876	19,000	13,230	3,231	21,150	3,525	140,012